INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of components of tax

	For the year ended December 31,
In millions	2024	2023	2022
Current income tax expense
Current period	$137.4	$140.7	$70.9
Adjustment in respect of prior periods	(1.3)	0.1	(5.4)
	136.1	140.8	65.5
Deferred income tax expense
Deferred taxes of deferred tax assets	(46.2)	(24.0)	(7.6)
Deferred taxes of deferred tax liabilities	(4.6)	(10.6)	(13.8)
Adjustment in respect of prior periods	(2.5)	(2.0)	4.2
Total deferred income tax expense	(53.3)	(36.6)	(17.2)

Income Tax Expense	$82.8	$104.2	$48.3

Schedule of temporary of deferred tax assets and deferred tax liabilities
Reconciliation between income taxes at local tax rates in different countries and the total tax expense in the statement of income and loss and other comprehensive income and loss:

In millions	2024	2023	2022
Income / (Loss) from continuing operations before income tax expense	$161.2	$(104.6)	$(182.6)
Effective tax rate	51%	(100)%	(26)%
Income tax using the effective tax rate	82.8	104.2	48.3

Taxes at local rates applicable to earnings in countries concerned	51.8	53.0	(4.3)
Deferred taxes on net operating losses which were not recognized	28.8	17.8	5.4
Withholding taxes	22.3	13.4	9.6
Deferred taxes on temporary differences which were not recognized	18.0	17.0	41.9
Changes in tax rates	0.2	0.2	(0.4)
Other US taxes (BEAT & GILTI)	(0.3)	0.1	1.7
Permanent differences	3.0	0.4	0.0
Change in unrecognized deferred taxes	(1.4)	—	—
Taxes for prior periods	(3.8)	(1.9)	(1.2)
Foreign tax credits	(9.6)	(6.1)	(3.5)
Changes in uncertain tax positions	(28.3)	10.3	0.6
Other	2.1	0.0	(1.5)
Taxes recognized in the consolidated statement of income and loss	$82.8	$104.2	$48.3
The major components of deferred tax assets and liabilities are comprised of the following:

In millions	December 31, 2024	December 31, 2023
Deferred tax assets:
Provisions	$87.1	$65.6
Carryforward of unused tax losses	32.8	21.8
Employee benefits	19.3	2.0
Impairment	3.1	3.0
Fair value adjustments	—	7.9
Foreign tax credits	0.6	0.6
Unrecognized profit on internal sales of inventory	14.8	14.0
Other temporary differences	19.8	16.7
Total	$177.5	$131.6

Deferred tax liabilities:
Depreciation differences	(22.1)	(21.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Trademarks	(481.3)	(511.2)
Other intangible assets	(36.2)	(60.8)
Property, plant and equipment	(23.2)	(16.8)
	(540.7)	(588.8)
Fair value adjustments	(0.9)	—
Other temporary differences (1)	(33.6)	(35.0)
Total	(597.3)	(644.9)

Net deferred tax liabilities	$(419.8)	$(513.3)
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(1)Primarily consists of deferred tax liabilities related to customer and marketing related intangibles

Schedule of deferred tax assets and liabilities

In millions	December 31, 2024	December 31, 2023
Deferred tax assets	$67.6	$161.7
Deferred tax liabilities	(487.4)	(675.0)
Total	$(419.8)	$(513.3)

Schedule of rollforward of deferred tax assets (liabilities)
The change in the components of deferred tax assets and liabilities for the year are as follows:

In millions	January 1, 2024	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2024
Provisions	$65.6	$24.4	$0.2	$—	$(3.1)	$87.1
Carryforward of unused tax losses	21.8	14.0	(3.0)	—	—	32.8
Employee benefits	2.0	0.8	(0.5)	17.0	—	19.3
Impairment	3.0	—	0.1	—	—	3.1
Fair value adjustments	7.9	—	(1.1)	(7.7)	—	(0.9)
Foreign tax credits	0.6	—	(0.1)	—	0.1	0.6
Unrecognized profit on internal sales of inventory	14.0	1.7	(0.9)	—	—	14.8
Depreciation differences	(21.1)	(3.9)	0.2	—	2.7	(22.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(588.8)	10.5	37.6	—	—	(540.7)
Other temporary differences	(18.3)	5.8	2.9	—	(4.2)	(13.8)
Total	$(513.3)	$53.3	$35.4	$9.3	$(4.5)	$(419.8)

In millions	January 1, 2023	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2023
Provisions	$39.8	$23.6	$4.9	$—	$(2.7)	$65.6
Carryforward of unused tax losses	19.8	0.4	1.6	—	—	21.8
Employee benefits	4.2	(1.4)	—	(0.8)	—	2.0
Impairment	3.0	—	—	—	—	3.0
Fair value adjustments	5.0	—	1.0	1.9	—	7.9
Tax credits	2.5	(2.0)	0.1	—	—	0.6
Unrecognized profit on internal sales of inventory	11.0	2.5	0.5	—	—	14.0
Depreciation differences	(20.9)	(0.1)	(0.1)	—	—	(21.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(591.9)	10.6	(7.5)	—	—	(588.8)
Other temporary differences	(19.1)	3.0	(6.5)	—	4.3	(18.3)
Total	$(546.6)	$36.6	$(6.0)	$1.1	$1.6	$(513.3)

In millions		Amount of losses		Amount of deferred tax assets relating to losses
Jurisdiction	Expiry	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023
Canada	20 years	$23.0	$40.1	$6.0	$10.7
France	indefinite	59.8	47.4	15.0	11.8
the United States	indefinite	36.9	—	7.9	1.0
Austria	indefinite	9.3	—	2.1	—
Other		—	—	1.8	(1.7)
Total				$32.8	$21.8
Unrecognized tax attributes:

In millions	December 31, 2024	December 31, 2023
Unused tax losses carried forward, for which no deferred tax assets were recognized	$274.9	$148.5
Other temporary differences, for which no deferred tax assets were recognized	797.1	767.4
Unrecognized net deferred tax assets	227.0	196.3